Guarantor Financial Information - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantor Subsidiaries
Condensed Income Statements Captions [Line Items]
Percentage of ownership in directly owned subsidiaries		100.00%	100.00%
8.25% Senior Notes Due October 15, 2024
Condensed Income Statements Captions [Line Items]
Senior notes	$ 300.0	$ 300.0	$ 300.0	$ 0.0
Interest rate, stated percentage	8.25%	8.25%	8.25%
Maturity date	Oct. 15, 2024	Oct. 15, 2024	Oct. 15, 2024